Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Derivative Instruments by Risk Exposure [Abstract]
Schedule of Financial Instruments	Financial instrument include:

	December 31,
	2013	2014
Financial assets:
Cash and cash equivalents	312,437	385,777
Accounts receivable	83,016	81,971

Financial liabilities:
Accounts payable	44,837	61,053

Schedule of Gains or Losses Related to Financial Instruments
Gains or losses related to financial instruments are as follows:

	Year ended December 31,
	2013	2014
Interest income	972	1,583
Interest expense	(2,943)	(2,312)
Results foreign currency exchange, net	(8,158)	26,439
Addition to allowance for doubtful accounts receivable	(377)	—

Schedule of Company's Price Sensitivity Impact on Equity
The following table analyzes the Company’s sensitivity to a hypothetical 10% strengthening and 10% weakening of the US dollar, Singapore dollar, Hong Kong dollar, Korean won and Japanese yen against the euro as of December 31, 2013 and December 31, 2014. This analysis includes foreign currency denominated monetary items and adjusts their translation at year end for a 10% increase and 10% decrease against the euro. A positive amount indicates an increase in equity. Recognized in equity is the revaluation effect of subsidiaries denominated in US dollar, Singapore dollar, Hong Kong dollar, Korean won and Japanese yen.

	Impact on equity
	2013	2014
10% increase of US dollar versus euro	4,938	6,672
10% decrease of US dollar versus euro	(4,938)	(6,672)
10% increase of Singapore dollar versus euro	6,088	7,870
10% decrease of Singapore dollar versus euro	(6,088)	(7,870)
10% increase of Hong Kong dollar versus euro	94,396	109,211
10% decrease of Hong Kong dollar versus euro	(94,396)	(109,211)
10% increase of Korean won versus euro	5,840	7,817
10% decrease of Korean won versus euro	(5,840)	(7,817)
10% increase of Japanese yen versus euro	4,561	5,371
10% decrease of Japanese yen versus euro	(4,561)	(5,371)

Schedule of Company's Price Sensitivity Impact on Net Earnings
The following table analyzes the Company’s sensitivity to a hypothetical 10% strengthening and 10% weakening of the US dollar, Singapore dollar, Hong Kong dollar, Korean won and Japanese yen against the euro at average exchange rates for the years 2013 and 2014. A positive amount indicates an increase in net earnings.

	Impact on net earnings
	2013	2014
10% increase of US dollar versus euro	601	954
10% decrease of US dollar versus euro	(601)	(954)
10% increase of Singapore dollar versus euro	671	1,213
10% decrease of Singapore dollar versus euro	(671)	(1,213)
10% increase of Hong Kong dollar versus euro	100,072	3,891
10% decrease of Hong Kong dollar versus euro	(100,072)	(3,891)
10% increase of Korean won versus euro	1,962	1,333
10% decrease of Korean won versus euro	(1,962)	(1,333)
10% increase of Japanese yen versus euro	485	861
10% decrease of Japanese yen versus euro	(485)	(861)

Summary of Company's Contractual Obligations
The following table summarizes the Company’s contractual obligations as at December 31, 2014 aggregated by type of contractual obligation:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Operating leases	21,964	5,821	8,169	5,321	2,653
Pension liabilities	5,153	318	714	1,261	2,860
Purchase obligations:
Purchase commitments to suppliers	69,720	69,720	—	—	—
Capital expenditure and other commitments	3,198	3,198	—	—	—
Unrecognized tax benefits	1,875	1,875	—	—	—
Total contractual obligations	101,910	80,932	8,883	6,582	5,513